Capital Stock and Changes in Capital Accounts, Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 17, 2023	Nov. 29, 2021	Dec. 31, 2023	Oct. 13, 2023	Jul. 14, 2023	Apr. 17, 2023	Jan. 17, 2023	Dec. 31, 2022	Apr. 14, 2021
Preferred Stock [Abstract]
Threshold beneficial ownership percentage			49.00%
Preferred stock, shares issued (in shares)			520,459					519,172
Preferred stock, shares outstanding (in shares)			520,459					519,172
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01					$ 0.01
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)			$ 1,000
Preferred stock, dividend rate			8.00%
Consecutive trading day period			10 days
Preferred stock, shares issued (in shares)			5,521					10,000
Preferred stock, shares outstanding (in shares)			5,521	15,314	15,314	10,000	10,000	10,000
Preferred stock, par value (in dollars per share)			$ 0.01					$ 0.01
Series C Preferred Stock [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)	9,793
Share issued during period (in shares)		10,000
Fair value of stock issued									$ 7,570
Series C Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Abstract]
Preferred stock, conversion price (in dollars per share)			$ 1,300